Expense Example, No Redemption {- Franklin Focused Growth Fund} - Franklin Custodian Funds-31 - Franklin Focused Growth Fund - Class C	Feb. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 190
3 Years	760
5 Years	1,356
10 Years	$ 2,971